10013957

NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

CERTNAS
001-34277

Gary Sundick
Vice President
Listing Qualifications

By Electronic Delivery to: filer-support@sec.gov

December 23, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 10, 2010, The Nasdaq Stock Market (the "Exchange") received from Tower Bancorp, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b)/A for the registration of the following security:

Common stock, no par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick